LEASE - Minimum future lease payments (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Oct. 01, 2023	Sep. 30, 2023
Minimum future lease payments
Twelve months ending March 31, 2026	$ 1,287	$ 13,256
Total	1,287	13,256
Less: present value discount	(15)	(134)
Total operating lease liabilities	$ 1,272	$ 13,122	$ 88,072	$ 54,356